Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Property, Plant and Equipment

	For the year ended December 31, 2018
	Balance, Beginning of Year	Additions	Disposal or write off	Reclassification, effect of change in exchange rate and others	Balance, End of Year
	(in thousands)
Cost:
Land	$9,008,659	-	(161,728)	12,392	8,859,323
Buildings	124,010,869	53,706	(5,271,527)	2,426,312	121,219,360
Machinery and equipment	800,164,310	2,145,769	(13,164,282)	46,787,823	835,933,620
Other equipment	29,359,148	5,077,326	(1,775,217)	2,467,867	35,129,124
	962,542,986	7,276,801	(20,372,754)	51,694,394	1,001,141,427
Accumulated depreciation and impairment loss:
Buildings	33,825,375	3,097,807	(1,754,678)	862,822	36,031,326
Machinery and equipment	707,334,411	25,620,993	(12,828,449)	1,706,393	721,833,348
Other equipment	23,717,580	5,367,124	(1,775,840)	782,123	28,090,987
	764,877,366	34,085,924	(16,358,967)	3,351,338	785,955,661
Prepayments for purchase of land and equipment, and construction in progress	27,267,469	26,228,260	-	(47,095,020)	6,400,709
Net carrying amounts	$224,933,089				221,586,475

	For the year ended December 31, 2019
	Balance, Beginning of Year	Adjustments on initial application of new standards	Additions	Disposal or write off	Reclassification, effect of change in exchange rate and others	Balance, End of Year
	(in thousands)
Cost:
Land	$8,859,323	-	-	-	(675)	8,858,648
Buildings	121,219,360	-	325,184	(9,075)	(1,838,220)	119,697,249
Machinery and equipment	835,933,620	-	1,320,958	(9,123,165)	13,450,424	841,581,837
Other equipment	35,129,124	(2,620)	4,910,462	(5,764,497)	1,561,968	35,834,437
	1,001,141,427	(2,620)	6,556,604	(14,896,737)	13,173,497	1,005,972,171
Accumulated depreciation and impairment loss:
Buildings	36,031,326	-	4,195,265	(9,021)	(1,046,822)	39,170,748
Machinery and equipment	721,833,348	-	27,348,497	(9,080,856)	(2,808,161)	737,292,828
Other equipment	28,090,987	(855)	5,575,376	(5,747,362)	(271,736)	27,646,410
	785,955,661	(855)	37,119,138	(14,837,239)	(4,126,719)	804,109,986
Prepayments for purchase of land and equipment, and construction in progress	6,400,709	-	18,469,787	(4,837)	(19,993,301)	4,872,358
Net carrying amounts	$221,586,475					206,734,543

Summarized Capitalized Borrowing Costs and Interest Rate

The following table summarized the Company’s capitalized borrowing costs and the interest rate range applied for the capitalization:

	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Capitalized borrowing costs	$624,235	421,618	141,966
Interest rate range	1.09%~ 5.24%	1.04%~ 5.59%	1.07%~ 5.71%